Accounts Payable and Other Liabilities (Details) - Schedule of Accounts Payable - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Schedule of Accounts Payable [Abstract]
Transaction expenses payable	$ 3,579,057	$ 3,579,057
Related parties	756,887	774,460
Accruals	1,113,604	787,010
Trade payables	2,313,204	2,339,087
Total Accounts payable	$ 7,762,752	$ 7,479,614